N-2 - USD ($)		Apr. 18, 2024	Apr. 12, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key		0000917100
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		The India Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Stockholder transaction expenses
Sales load (as a percentage of estimated Subscription Price)	3.50%(1)
Offering expenses (as a percentage of estimated Subscription Price)	0.34%(1)
Dividend reinvestment and optional cash purchase plan fees (per share for open-market purchases of shares of common stock)(2)
Fee for Open Market Purchases of Shares of Common Stock	$0.02 (per share)
Fee for Optional Shares of Common Stock Purchases	$5.00 (max)
Sales of Shares of Common Stock Held in a Dividend Reinvestment Account	$0.12 (per share)
and $25.00 (max)

Sales Load [Percent]	[1]	3.50%
Underwriters Compensation [Percent]	[1]	0.34%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to shares of Common Stock)
Advisory fee(3)	1.05%
Other expenses(4)	0.32%
Total annual expenses	1.37%

Management Fees [Percent]	[2]	1.05%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.32%
Total Annual Expenses [Percent]		1.37%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in shares of common stock assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$50	$79	$109	$195

*  The example assumes the sales load and estimated offering costs from the expense table. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV and (ii) the percentage amounts listed under "Total annual expenses" above remain the same in the years shown. For more complete descriptions of certain of the Fund's costs and expenses, see "Management of the Fund—Advisory Agreement" in the accompanying Prospectus.

Expense Example, Year 01	[4]	$ 50
Expense Example, Years 1 to 3	[4]	79
Expense Example, Years 1 to 5	[4]	109
Expense Example, Years 1 to 10	[4]	$ 195
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that you, as an investor in the Fund through the exercise of Rights, would bear directly or indirectly. The table reflects the anticipated net proceeds of the Offer, assuming all of the Rights are exercised at the estimated Subscription Price. If less than all of the Rights are exercised and/or the Subscription Price is less than the estimated Subscription Price and as a result the net proceeds to the Fund are less, all other things being equal, the total annual expenses shown would increase.

Basis of Transaction Fees, Note [Text Block]		as a percentage of estimated Subscription Price
Other Expenses, Note [Text Block]		"Other expenses" are estimated for the Fund's current fiscal year ending December 31, 2024.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective. The Fund's investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in the equity securities of Indian companies.

Principal Investment Strategy. The Fund's investment objective and its policy to invest, under normal market conditions, at least 80% of its total assets in equity securities of Indian companies are fundamental policies of the Fund that may not be changed without the approval of a majority of the Fund's outstanding voting securities.

Equity securities include common and preferred stock (including convertible preferred stock), American, global or other types of depositary receipts, equity interests in trusts, partnerships, joint ventures or similar enterprises and common stock purchase warrants and rights. Most of the equity securities purchased by the Fund are expected to be traded on an Indian stock exchange or in an Indian over-the-counter market.

Risk Factors [Table Text Block]

RISKS RELATING TO THE OFFER

Dilution risk

As a result of this Offer, it is anticipated that even if you fully exercise your Rights, you should expect to incur immediate economic dilution and, if you do not exercise all of your Rights, you will incur voting dilution. Further, both the sales load and the expenses associated with the Offer paid by the Fund will immediately reduce the NAV of each outstanding share of Common Stock. To the extent that the number of shares of Common Stock outstanding after the Offer will have increased proportionately more than the increase in the size of the Fund's net assets, you will, at the completion of the Offer, experience immediate dilution of NAV. The percentage increase in shares of Common Stock outstanding that will occur if all the Rights are exercised is 33 1/3%.

In addition, if the Subscription Price for the Offer is less than the Fund's NAV of the shares of Common Stock as of the Expiration Date, you would experience additional immediate dilution of NAV as a result of the Offer. If the Subscription Price is substantially less than the current NAV at the expiration of the Offer, such dilution could be substantial. It is anticipated that the existing Common Stockholders will experience immediate dilution even if they fully exercise their Rights. In addition, whether or not you exercise your Rights, you will experience a dilution of NAV of the shares of Common Stock because you will indirectly bear the expenses of this Offer, which include, among other items, SEC registration fees, printing expenses and the fees assessed by service providers (including the cost of the Fund's counsel and independent registered public accounting firm). This dilution of NAV will disproportionately affect Common Stockholders who do not exercise their Rights. We cannot state precisely the amount of any decrease because we do not know at this time how many shares of Common Stock will be subscribed for or what the NAV or market price of the Fund's shares of Common Stock will be on the Expiration Date or what the Subscription Price will be. For example, based on the Fund's NAV and market price on April 12, 2024, the Subscription Price would be less than NAV and there would be dilution. Assuming full exercise of the Rights being offered and that the NAV per share of Common Stock on the Expiration Date is $18.38 (the NAV per share of Common Stock as of April 12, 2024), it is estimated that the per share dilution resulting from the Offer, as of April 12, 2024, would be $0.25.

In addition to the economic dilution described above, if you do not exercise all of your Rights, you will incur voting dilution as a result of this Offer. This voting dilution will occur because you will own a smaller proportionate interest in the Fund after the Offer than you owned prior to the Offer.

The fact that the Rights are transferable may reduce the effects of dilution as a result of the Offer. Rights holders can transfer or sell their Rights. The cash received from the sale of Rights may be viewed as partial compensation for any possible dilution. There can be no assurances, however, that a market for the Rights will develop or that the Rights will have any value in that market.

Risks of investing in Rights

Shares of closed-end funds such as the Fund frequently trade at a discount to NAV. Since inception, the Fund's shares of Common Stock have frequently traded at a discount in relation to NAV. See "Description of Shares of Common Stock." If the Formula Price is less than 93% of NAV on the Expiration Date, then the Subscription Price will likely be greater than the market price of a share of Common Stock on that date. In addition, the Formula Price, even if above 93% of NAV, may still be above the market price of a share of Common Stock on the Expiration Date. If either event occurs, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.

Increase in Share Price Volatility; Decrease in Share Price. The Offer may result in an increase in trading of the shares of Common Stock, which may increase volatility in the market price of the shares of Common Stock. The Offer may result in an increase in the number of Common Stockholders wishing to sell their shares of Common Stock, which would exert downward price pressure on the price of shares of Common Stock.

Under-Subscription. It is possible that the Offer will not be fully subscribed. Under-subscription of the Offer would have an impact on the net proceeds of the Offer and whether the Fund achieves any benefits.

Share Price			$ 19.4
NAV Per Share			$ 18.38
Latest Premium (Discount) to NAV [Percent]			5.55%
Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution risk

As a result of this Offer, it is anticipated that even if you fully exercise your Rights, you should expect to incur immediate economic dilution and, if you do not exercise all of your Rights, you will incur voting dilution. Further, both the sales load and the expenses associated with the Offer paid by the Fund will immediately reduce the NAV of each outstanding share of Common Stock. To the extent that the number of shares of Common Stock outstanding after the Offer will have increased proportionately more than the increase in the size of the Fund's net assets, you will, at the completion of the Offer, experience immediate dilution of NAV. The percentage increase in shares of Common Stock outstanding that will occur if all the Rights are exercised is 33 1/3%.

In addition, if the Subscription Price for the Offer is less than the Fund's NAV of the shares of Common Stock as of the Expiration Date, you would experience additional immediate dilution of NAV as a result of the Offer. If the Subscription Price is substantially less than the current NAV at the expiration of the Offer, such dilution could be substantial. It is anticipated that the existing Common Stockholders will experience immediate dilution even if they fully exercise their Rights. In addition, whether or not you exercise your Rights, you will experience a dilution of NAV of the shares of Common Stock because you will indirectly bear the expenses of this Offer, which include, among other items, SEC registration fees, printing expenses and the fees assessed by service providers (including the cost of the Fund's counsel and independent registered public accounting firm). This dilution of NAV will disproportionately affect Common Stockholders who do not exercise their Rights. We cannot state precisely the amount of any decrease because we do not know at this time how many shares of Common Stock will be subscribed for or what the NAV or market price of the Fund's shares of Common Stock will be on the Expiration Date or what the Subscription Price will be. For example, based on the Fund's NAV and market price on April 12, 2024, the Subscription Price would be less than NAV and there would be dilution. Assuming full exercise of the Rights being offered and that the NAV per share of Common Stock on the Expiration Date is $18.38 (the NAV per share of Common Stock as of April 12, 2024), it is estimated that the per share dilution resulting from the Offer, as of April 12, 2024, would be $0.25.

In addition to the economic dilution described above, if you do not exercise all of your Rights, you will incur voting dilution as a result of this Offer. This voting dilution will occur because you will own a smaller proportionate interest in the Fund after the Offer than you owned prior to the Offer.

The fact that the Rights are transferable may reduce the effects of dilution as a result of the Offer. Rights holders can transfer or sell their Rights. The cash received from the sale of Rights may be viewed as partial compensation for any possible dilution. There can be no assurances, however, that a market for the Rights will develop or that the Rights will have any value in that market.

Risks Of Investing In Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of investing in Rights

Shares of closed-end funds such as the Fund frequently trade at a discount to NAV. Since inception, the Fund's shares of Common Stock have frequently traded at a discount in relation to NAV. See "Description of Shares of Common Stock." If the Formula Price is less than 93% of NAV on the Expiration Date, then the Subscription Price will likely be greater than the market price of a share of Common Stock on that date. In addition, the Formula Price, even if above 93% of NAV, may still be above the market price of a share of Common Stock on the Expiration Date. If either event occurs, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.

Increase in Share Price Volatility; Decrease in Share Price. The Offer may result in an increase in trading of the shares of Common Stock, which may increase volatility in the market price of the shares of Common Stock. The Offer may result in an increase in the number of Common Stockholders wishing to sell their shares of Common Stock, which would exert downward price pressure on the price of shares of Common Stock.

Under-Subscription. It is possible that the Offer will not be fully subscribed. Under-subscription of the Offer would have an impact on the net proceeds of the Offer and whether the Fund achieves any benefits.

Fee For Open Market Purchases Of Common Stock [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[5]	$ 0.02
Fee For Optional Stock Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[5]	5
Sales Of Stock Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[5]	0.12
Sales Of Stock Held In Dividend Reinvestment Account Maximum [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[5]	$ 25
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]				Common Stock
Outstanding Security, Authorized [Shares]				100,000,000

[1]	The Fund has agreed to pay the Dealer Manager for its financial structuring and solicitation services a fee (i.e., the sales load) equal to 3.50% of the first $150 million of the aggregate Subscription Price for the shares of Common Stock issued pursuant to the Offer (including pursuant to the Over-Subscription Privilege) and 2.75% of the aggregate Subscription Price for shares of Common Stock issued pursuant to the Offer (including pursuant to the Over-Subscription Privilege) in excess of $150 million. The Fund has also agreed to pay the Dealer Manager up to $150,000 as partial reimbursement for its reasonable out-of-pocket expenses incurred in connection with the Offer. The Fund will also pay expenses relating to the printing or other production, mailing and delivery expenses incurred in connection with materials related to the Offer, including all reasonable out-of-pocket fees and expenses, if any and not to exceed $10,000, incurred by the Dealer Manager, Selling Group Members (as defined below), Soliciting Dealers (as defined below) and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Offer to their customers. In addition, the Fund has agreed to pay a fee to each of the Subscription Agent and the Information Agent estimated to be $50,000 and $15,000, respectively, plus reimbursement for their out-of-pocket expenses related to the Offer. Total offering expenses (not including the sales load) are estimated to be $630,000, which assumes that the Offer is fully subscribed. The fee paid to the Dealer Manager is reflected in the table under "Sales load" and the other fees and expenses described in this note are reflected in the table under "Offering expenses." The sales load and the offering expenses will be borne by the Fund and indirectly by all of the Fund's Common Stockholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the shares of Common Stock. See "Distribution Arrangements."
[2]	The Investment Manager receives a monthly fee paid at an annual rate of (i) 1.10% for the first $500 million of the Fund's average weekly Managed Assets; (ii) 0.90% for the next $500 million of the Fund's average weekly Managed Assets; (iii) 0.85% for the next $500 million of the Fund's average weekly Managed Assets; and (iv) 0.75% for the Fund's average weekly Managed Assets in excess of $1.5 billion. Managed Assets is defined in the investment management agreement as net assets plus the amount of any borrowings for investment purposes.
[3]	"Other expenses" are estimated for the Fund's current fiscal year ending December 31, 2024.
[4]	The example assumes the sales load and estimated offering costs from the expense table. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV and (ii) the percentage amounts listed under "Total annual expenses" above remain the same in the years shown. For more complete descriptions of certain of the Fund's costs and expenses, see "Management of the Fund—Advisory Agreement" in the accompanying Prospectus.
[5]	Stockholders who participate in the Fund's Dividend Reinvestment and Optional Cash Purchase Plan (the "Plan") may be subject to fees on certain transactions. The Plan Agent's (as defined under "Dividend reinvestment and optional cash purchase plan" in the accompanying Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating stockholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, stockholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Stockholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see "Dividend reinvestment and optional cash purchase plan" in the accompanying Prospectus.